Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

14. Commitments and Contingencies

Capital Leases

In the accompanying consolidated balance sheets, the following amounts of assets under capitalized lease agreements are included in property and equipment and other long-term assets and the related obligations are included in debt (amounts in thousands):

	2012	2011
Property and equipment	$3,748	$3,761
Other long-term assets	130	130
Accumulated depreciation	(1,952)	(1,411)

Net assets under capital leases	$1,926	$2,480

The Company entered into no capital leases during 2012.

Operating Leases

Rental expense related to continuing operations for operating leases was $16.2 million, $15.7 million, and $15.3 million for 2012, 2011 and 2010, respectively. Non-cash lease expense related to continuing operations for 2012, 2011, and 2010 was $5.7 million, $5.8 million, and $5.9 million, respectively, as discussed below.

Future minimum cash lease commitments under all non-cancelable leases in effect for continuing operations at December 31, 2012 are as follows (amounts in thousands):

	Capital Leases	Operating Leases
2013	$735	$5,744
2014	623	5,856
2015	363	4,628
2016	—	4,621
2017	—	4,249
Years thereafter	—	613,758

Total minimum lease payments	1,721	$638,856

Less amount representing interest	(77)

Total present value of minimum payments	1,644
Less current portion of obligations	(686)

Long-term obligations	$958

The Company entered into a 75-year operating lease agreement during 1999 for 65.3 acres of land located in Osceola County, Florida for the development of Gaylord Palms. The lease requires the Company to make annual base lease payments, which were approximately $3.6 million in 2012. The lease agreement provides for an annual 3% escalation of base rent. The terms of this lease require that the Company recognize lease expense on a straight-line basis, which resulted in an annual base lease expense of approximately $9.4 million for 2012, 2011, and 2010. This rent included approximately $5.7 million, $5.8 million, and $5.9 million of non-cash expenses during 2012, 2011, and 2010, respectively. At the end of the 75-year lease term, the Company may extend the operating lease to January 31, 2101, at which point the buildings and fixtures will be transferred to the lessor. The Company also records contingent rentals based upon net revenues associated with the Gaylord Palms operations. The Company recorded $2.0 million, $1.4 million, and $1.5 million of contingent rentals related to the Gaylord Palms in 2012, 2011, and 2010, respectively.

Other Commitments and Contingencies

The Company has been informed that the Dollywood Company is no longer interested in pursuing the previously announced 50/50 joint venture to develop a family entertainment zone adjacent to Gaylord Opryland on land the Company currently owns. The Company had an immaterial amount of capitalized costs associated with this endeavor, which were written off during the third quarter of 2012.

Through joint venture arrangements with two private real estate funds the Company previously invested in minority ownership interests in two joint ventures which were formed to own and operate hotels in Hawaii. As part of the joint venture arrangements, the Company entered into contribution agreements with the majority owners, which owners had guaranteed certain recourse liabilities under third-party loans to the joint ventures. The guarantees of the joint venture loans guaranteed each of the subsidiaries’ obligations under its third party loans for as long as those loans remain outstanding (i) in the event of certain types of fraud, breaches of environmental representations or warranties, or breaches of certain “special purpose entity” covenants by the subsidiaries, or (ii) in the event of bankruptcy or reorganization proceedings of the subsidiaries. The Company agreed that, in the event a majority owner is required to make any payments pursuant to the terms of these guarantees of joint venture loans, it will contribute to the majority owner an amount based on its proportional commitment in the applicable joint venture. The Company estimates that the maximum potential amount for which the Company could be liable under the contribution agreements is $16.9 million, which represents its pro rata share of the $86.4 million of total debt that is subject to the guarantees. As of December 31, 2012, the Company had not recorded any liability in the consolidated balance sheet associated with the contribution agreements.

The Company is self-insured up to a stop loss for certain losses relating to workers’ compensation claims and general liability claims through September 30, 2012, and for certain losses related to employee medical benefits through December 31, 2012. The Company’s insurance program has subsequently transitioned to a low or no deductible program. The Company has purchased stop-loss coverage in order to limit its exposure to any significant levels of claims relating to workers’ compensation, employee medical benefits and general liability for which it is self-insured.

The Company has entered into employment agreements with certain officers, which provides for severance payments upon certain events, including after a change of control.

The Company, in the ordinary course of business, is involved in certain legal actions and claims on a variety of other matters. It is the opinion of management that such legal actions will not have a material effect on the results of operations, financial condition or liquidity of the Company.